Leases - Schedule of Future Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Future lease payments under operating leases
2023	$ 10,926
2024	11,088
2025	9,136
2026	9,193
2027	9,554
Thereafter	46,915
Total future lease payments	96,812
Less: Imputed interest	38,303
Total lease liability balance	$ 58,509